Condensed consolidated statement of loss and other comprehensive income - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Research and development expenses	€ (23,067,934)	€ (14,681,935)	€ (41,580,950)	€ (28,426,366)
General and administrative expenses	(11,314,067)	(7,773,430)	(21,112,910)	(15,105,026)
Total operating expenses	(34,382,001)	(22,455,365)	(62,693,860)	(43,531,392)
Finance income/(expense)	4,721,551	651,670	5,299,771	(842,595)
Loss before income tax	(29,660,450)	(21,803,695)	(57,394,089)	(44,373,987)
Income taxes	(70,623)	(94,178)	(355,740)	(154,835)
Net Loss	(29,731,073)	(21,897,873)	(57,749,829)	(44,528,822)
Items that may be reclassified to profit or loss:
Exchange gains/(losses) arising on translation of foreign operations	21,106	1,624	56,739	(28,885)
Total comprehensive loss attributable to:
Equity holders of the Company	€ (29,709,967)	€ (21,896,249)	€ (57,693,090)	€ (44,557,707)
Loss per share attributable to the equity holders of the Company during the periods
Basic loss per share	€ (0.55)	€ (0.63)	€ (1.07)	€ (1.3)
Diluted loss per share	€ (0.55)	€ (0.63)	€ (1.07)	€ (1.3)